Equity - Summary of Foreign Currency Translation Adjustments (Detail) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	$ 3,346,492,898	$ 3,594,274,499	$ 3,747,283,652	$ 3,674,163,781
Translation Reserve [Member]
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	279,801,463	103,650,093	166,116,569	$ 101,654,836
Translation Reserve [Member] | Enel Generacin Chile S.A. [Member]
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	(7,729,810)	(7,746,933)	(3,292,629)
Translation Reserve [Member] | GNL Chile S.A. [Member]
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	1,598,641	907,869	1,022,047
Translation Reserve [Member] | Grupo Enel Generacion Chile S A
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	285,686,490	110,921,404	$ 168,387,151
Translation Reserve [Member] | Enel AMPCI Ebus Chile SpA [Member]
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	$ 246,142	$ (432,247)